Stockholders’ Equity (Details) - USD ($)							1 Months Ended							6 Months Ended		12 Months Ended
	Apr. 14, 2021	Feb. 09, 2021	Aug. 03, 2020	Aug. 03, 2020	Apr. 18, 2020	Apr. 15, 2020	Mar. 31, 2022	Jan. 31, 2022	Dec. 29, 2021	Jan. 18, 2021	Apr. 28, 2020	Apr. 17, 2020	Apr. 15, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 10, 2021	Jul. 06, 2020	Nov. 30, 2019	Apr. 30, 2013
Stockholders’ Equity (Details) [Line Items]
Preferred stock, shares authorized														5,000,000		5,000,000	5,000,000
Preferred stock, par value (in Dollars per share)														$ 0.0001		$ 0.0001	$ 0.0001
Converted preferred stock	4,049		4,000	4,000
Convertible common stock	269,900		40,000	40,000
Redemption value (in Dollars)				$ 400,000
Exchange agreements, description													On April 15, 2020, the Company entered into Exchange Agreements with the holders of its Series B Preferred Stock, which shares of Series B Preferred Stock were originally issued in November 2019. Pursuant to the Exchange Agreements, the holders agreed to exchange their 115 shares of Series B Preferred Stock with a stated value of $115,000 and 11,500 warrants issued in connection with the Series B Preferred Stock for an aggregate of 28,750 shares of the Company’s common stock at a price of $4.00 per share. After the exchanges, there are no shares of the Company’s Series B Preferred Stock outstanding. The Company issued 28,750 shares of common stock which was more than the shares that would have been issued at the original conversion price of $10.00 per share or 11,500 shares of common stock, an excess of 17,250 shares of common stock. The excess shares were valued at a price of $4.00 per share. Consequently, in connection with this share exchange, the Company recorded a deemed dividend on this extinguishment of $69,000 during the year ended December 31, 2020. Accordingly, there are no shares of Series B Preferred Stock issued and outstanding as of December 31, 2021 and 2020.
Preferred stock conversion, description														The Series C Convertible preferred stock and the February Warrants each contain a beneficial ownership limitation that restricts each of the investor’s ability to exercise the February Warrants and convert the Series C Convertible preferred stock such that the number of shares of the Company common stock held by each of them and their affiliates after such conversion or exercise does not exceed 4.99% (or, at the election of the Investor, 9.99%) of the Company’s then issued and outstanding shares of common stock.		The Series C Convertible Preferred Stock and the February Warrants each contain a beneficial ownership limitation that restricts each of the investor’s ability to exercise the February Warrants and convert the Series C Convertible Preferred Stock such that the number of shares of the Company common stock held by each of them and their affiliates after such conversion or exercise does not exceed 4.99% (or, at the election of the Investor, 9.99%) of the Company’s then issued and outstanding shares of common stock.
Warrants term														5 years		5 years
Exercise price (in Dollars per share)														$ 15		$ 15
Subsequent financing, percentage																50.00%
Obligation percentage																1.00%
Placement agent warrants, description														In addition, pursuant to the terms of the offering, the Company issued Bradley Woods & Co, Ltd. and Katalyst Securities LLC warrants (the “Placement Agent Warrants”) to purchase up to an aggregate of 57,013 shares of common stock, or 10% of the shares of common stock issuable upon conversion of the Series C Preferred Stock and February Warrant Shares sold in the offering. The Placement Agent Warrants are exercisable for a period of five years from the closing date of the offering at an exercise price of $17.50 per share, subject to adjustment.		In addition, pursuant to the terms of the offering, the Company issued Bradley Woods & Co, Ltd. and Katalyst Securities LLC warrants (the “Placement Agent Warrants”) to purchase up to an aggregate of 57,013 shares of common stock, or 10% of the shares of common stock issuable upon conversion of the Series C Preferred Stock and February Warrant Shares sold in the offering. The Placement Agent Warrants are exercisable for a period of five years from the closing date of the offering at an exercise price of $17.50 per share, subject to adjustment.
Risk free interest rate																0.50%
Expected dividend yield																0.00%
Expected term																5 years
Expected volatility																169.00%
Aggregate grant date fair value of placement agent warrants (in Dollars)																$ 1,106,000
Shares of common stock										170,000						12
Proceeds from issuance of common stock (in Dollars)																	$ 2,115,733
Subscription receivable (in Dollars)																			$ 2,000
Total subscription receivable (in Dollars)					$ 77,644
Common stock, par value (in Dollars per share)						$ 4							$ 4	$ 0.0001		$ 0.0001	$ 0.0001
Investor invested amount (in Dollars)																$ 100,000
Liquidity damage, description														If the Company fails to file the Registration Statement or have it declared effective by the dates set forth above, amongst other things, the Company will be obligated to pay the investors damages in the amount of 1% of their subscription amount, per month, until such events are satisfied.		If the Company fails to file the registration statement or have it declared effective by the dates set forth above, amongst other things, the Company is obligated to pay the investors liquidated damages in the amount of 1% of their subscription amount, per month, until such events are satisfied, subject to a cap of 6%.
Recognized stock-based consulting fees (in Dollars)															$ 107,970	$ 107,970	$ 578,924
Prepaid expenses and other current assets (in Dollars)																0	107,970
Redemption value (in Dollars)
Deemed dividend (in Dollars)																	69,000
Loss on debt extinguishment (in Dollars)																	$ (197,682)
Convertible promissory notes (in Dollars)						$ 330,000
Warrants issued						33,000
Aggregate number of common stock						82,500
Stock-based compensation (in Dollars)																$ 83,728
Purchase agreement, description		On February 9, 2021, the Company entered into pursuant to securities purchase agreements with certain investors pursuant to which it sold warrants to purchase up to 285,066 shares of the Company’s common stock and 4,276 shares of the Company’s Series C Convertible preferred stock. The February Warrants are exercisable for a period of five years from the date of issuance at an exercise price of $15.00 per share, subject to adjustment. If, after a period of 180 days after the date of issuance of the February Warrants, a registration statement covering the resale of the February Warrant Shares is not effective, the holders may exercise the February Warrants by means of a cashless exercise. In addition, pursuant to the terms of the offering, the Company issued the Placement Agent Warrants to purchase up to an aggregate of 57,013 shares of common stock to its placement agents, or 10% of the shares of common stock issuable upon conversion of the Series C preferred stock and February Warrant Shares sold in the offering. The Placement Agent Warrants are exercisable for a period of five years from the closing date of the offering at an exercise price of $17.50 per share, subject to adjustment (see Series C Convertible Preferred Stock Financing above). Such warrants issued to various investors and to the placement agents were recorded as additional paid in capital with an offsetting debit applied against additional paid in capital, thus these warrants have no further accounting effect within the equity section.
Shares authorized														505,000,000
Common stock, shares authorized														500,000,000		500,000,000	500,000,000
Gross proceeds (in Dollars)																$ 7,020,526
Subsequent financing, percentage														50.00%
Expired term									Dec. 26, 2026
Employment agreement, description								Kou, exercisable at $10.00 per share and expires on January 31, 2032. The stock options vest as follows: (i) 6,000 stock options upon issuance; (ii) 5,000 vests on October 31, 2022 and; (iii) 5,000 vests on October 31, 2023.
Deferred compensation balance (in Dollars)														$ 35,782
Warrant [Member]
Stockholders’ Equity (Details) [Line Items]
Warrants term										5 years
Exercise price (in Dollars per share)										$ 10
Risk free interest rate										0.46%
Expected term										5 years
Expected volatility										169.00%
Common stock, description						The Company issued 82,500 shares of common stock which was more than the shares that would have been issued at the original conversion price of $4.00 per share or 33,000 shares of common stock, an excess of 49,500 shares of common stock. The excess shares were valued at a price of $4.00 per share.
Loss on debt extinguishment (in Dollars)																	$ 198,000
Granted warrants to purchase shares										5,000
Warrant, description																The warrants were valued on the grant date at approximately $16.50 per warrant for a total of $83,728 using a Black-Scholes option pricing model with the following assumptions: stock price of $17.50 per share (based on the quoted trading price on the date of grant), volatility of 169%, expected term of five year, and a risk-free interest rate of 0.46%.
Stock-based Compensation (in Dollars)																$ 83,728
Grant date price per warrant (in Dollars per share)										$ 16.5
Warrant value (in Dollars)										$ 83,728
Stock price (in Dollars per share)										$ 17.5
Placement Agent Warrants [Member]
Stockholders’ Equity (Details) [Line Items]
Risk free interest rate														0.50%
Expected dividend yield														0.00%
Expected term														5 years
Expected volatility														169.00%
Aggregate grant date fair value of placement agent warrants (in Dollars)														$ 1,106,000
Minimum [Member]
Stockholders’ Equity (Details) [Line Items]
Authorized number of shares																		100,000,000
Maximum [Member]
Stockholders’ Equity (Details) [Line Items]
Authorized number of shares																		500,000,000
Subscription Agreements [Member]
Stockholders’ Equity (Details) [Line Items]
Conversion price per share (in Dollars per share)					$ 0.5
Shares of common stock					155,287
Proceeds from issuance of common stock (in Dollars)					$ 75,644
Subscription receivable (in Dollars)					$ 2,000
Securities Purchase Agreements [Member]
Stockholders’ Equity (Details) [Line Items]
Shares of common stock											599,875
Proceeds from issuance of common stock (in Dollars)											$ 2,399,500
Common stock, par value (in Dollars per share)											$ 4
Placement agent fees (in Dollars)											$ 242,950
Other offering expenses (in Dollars)											118,460
Total net proceeds (in Dollars)											$ 2,038,090
Advisory Agreements [Member]
Stockholders’ Equity (Details) [Line Items]
Shares of common stock												102,347
Proceeds from issuance of common stock (in Dollars)												$ 409,387
Common stock, par value (in Dollars per share)												$ 4
Consulting Agreement [Member]
Stockholders’ Equity (Details) [Line Items]
Shares of common stock												69,377
Proceeds from issuance of common stock (in Dollars)												$ 277,508
Common stock, par value (in Dollars per share)												$ 4
Employment Agreement [Member]
Stockholders’ Equity (Details) [Line Items]
Shares of common stock												152,619
Proceeds from issuance of common stock (in Dollars)												$ 610,476
Common stock, par value (in Dollars per share)												$ 4
Recognized stock-based consulting fees (in Dollars)																	610,476
Exchange Agreements [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, description						On April 15, 2020, the Company entered into Exchange Agreements with the holders of certain convertible promissory notes. Pursuant to these Exchange Agreements, the holders agreed to exchange their convertible promissory notes of $330,000 and 33,000 warrants issued in connection with this debt for an aggregate of 82,500 shares of the Company’s common stock at a price of $4.00 per share. Consequently, the Company recorded a loss on debt extinguishment of $198,000 during the year ended December 31, 2020.
Loss on debt extinguishment (in Dollars)																	198,000
Series A Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock, shares authorized																					1,000,000
Share outstanding														0
Redemption value (in Dollars)																	$ 400,000
Designated shares of preferred stock																					1,000,000
Share issued														0
Series B Convertible Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock, shares authorized														2,000		2,000	2,000			2,000
Preferred stock, par value (in Dollars per share)														$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock conversion, description						On April 15, 2020, the Company entered into Exchange Agreements with the holders of its Series B Preferred Stock whereby the holders agreed to exchange their 115 shares of Series B Preferred Stock with a stated value of $115,000 and 11,500 warrants issued in connection with the Series B Preferred Stock for an aggregate of 28,750 shares of the Company’s common stock at a price of $4.00 per share.
Share outstanding
Designated shares of preferred stock																				2,000
Share issued
Series C Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock, shares authorized		4,280												4,280		4,280	4,280
Preferred stock, par value (in Dollars per share)														$ 0.0001		$ 0.0001	$ 0.0001
Converted preferred stock							227
Convertible common stock							15,167
Share outstanding														0		227
Share issued														0		227
Series C Convertible Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock, shares authorized		4,280														4,280
Preferred stock, par value (in Dollars per share)														$ 0.0001		$ 0.0001
Convertible preferred stock stated value																1,000
Preferred stock outstanding, description																A holder of Series C Convertible Preferred Stock may not convert any portion of the Series C Convertible Preferred Stock to the extent that the holder, together with its affiliates and any other person or entity acting as a group, would own more than 4.99% (or, upon election by a holder prior to issuance, 9.99%) of the outstanding shares of the Company’s common stock after conversion, which beneficial ownership limitation may be increased by the holder up to, but not exceeding, 9.99%.
Share outstanding																227
Purchase agreement, description		On February 9, 2021, the Company entered into pursuant to securities purchase agreements with certain investors pursuant to which it sold warrants to purchase up to 285,067 shares of the Company’s common stock and 4,276 shares of the Company’s Series C Convertible Preferred Stock. The February Warrants are exercisable for a period of five years from the date of issuance at an exercise price of $15.00 per share, subject to adjustment. If, after a period of 180 days after the date of issuance of the February Warrants, a registration statement covering the resale of the February Warrant Shares is not effective, the holders may exercise the February Warrants by means of a cashless exercise. In addition, pursuant to the terms of the offering, the Company issued the Placement Agent Warrants to purchase up to an aggregate of 57,013 shares of common stock to its placement agents, or 10% of the shares of common stock issuable upon conversion of the Series C Preferred Stock and February Warrant Shares sold in the offering. The Placement Agent Warrants are exercisable for a period of five years from the closing date of the offering at an exercise price of $17.50 per share, subject to adjustment (see Series C Convertible Preferred Stock Financing above). Such warrants issued to various investors and to the placement agents were recorded as additional paid in capital with an offsetting debit applied against additional paid in capital, thus these warrants have no further accounting effect within the equity section.
Designated shares of preferred stock		4,280												4,280
Preferred stock, stated value (in Dollars)														$ 1,000
Convertible preferred stock, description														A holder of Series C Convertible preferred stock may not convert any portion of the Series C Convertible preferred stock to the extent that the holder, together with its affiliates and any other person or entity acting as a group, would own more than 4.99% (or, upon election by a holder prior to issuance, 9.99%) of the outstanding shares of the Company’s common stock after conversion, which beneficial ownership limitation may be increased by the holder up to, but not exceeding, 9.99%.
Deemed dividend (in Dollars)		$ 1,403,997
Series C Conversion Price [Member]
Stockholders’ Equity (Details) [Line Items]
Conversion price per share (in Dollars per share)														$ 15		$ 15
Series C Purchase Agreements [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock conversion, description		On February 9, 2021 (the “Effectiveness Date”), the Company entered into securities purchase agreements (collectively, the “Series C Purchase Agreements”) with certain institutional and accredited investors for the sale of an aggregate of 4,276 shares of the Company’s Series C Convertible Preferred Stock and warrants (the “February Warrants”) to purchase up to 285,066 shares (the “February Warrant Shares”) of the Company’s common stock for gross proceeds of approximately $4,276,000, before deducting placement agent and other offering expenses of $481,898 which are offset against the proceeds in additional paid in capital. The offering closed on February 12, 2021. Accordingly, the Company recognized a total deemed dividend of $1,403,997 for the beneficial conversion feature in connection with the issuance of these Series C Convertible Preferred Stock.
Subsequent financing, percentage																50.00%
Sale of aggregate shares		4,276
Warrant to purchase shares		285,066
Gross proceeds (in Dollars)		$ 4,276,000
Offering expenses (in Dollars)		$ 481,898
Board Granted [Member]
Stockholders’ Equity (Details) [Line Items]
Exercise price (in Dollars per share)									$ 7.3
Risk free interest rate									0.75%
Expected term									2 years
Expected volatility									0.00%
Aggregate of incentive stock options									6,849
Stock option value (in Dollars)									$ 30,224
Expected volatility									115.00%
Fair value of unvested stock option									30,224
Fair value of the unvested stock options (in Dollars)														$ 15,122
Issuance of deferred compensation balance (in Dollars)														$ 15,122
Omnibus Equity incentive Plan [Member]
Stockholders’ Equity (Details) [Line Items]
Shares of common stock reserved and avail for issuance										170,000
Incentive Stock Option [Member]
Stockholders’ Equity (Details) [Line Items]
Risk free interest rate														1.18%
Expected dividend yield														0.00%
Expected term														2 years
Expected volatility														117.00%
Fair value of the unvested stock options (in Dollars)														$ 59,322
Stock option														16,000
Fair value of stock option (in Dollars)														$ 94,915
Stock-based Compensation (in Dollars)														$ 23,540